LKCM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 90.8%	Shares	Value
AUSTRALIA - 4.2%
Diversified Operations - 2.0%
BHP Billiton Ltd.	35,750	$1,130,197

Pharmaceuticals - 2.2%
CSL Ltd.	6,315	1,223,027

Total Australia		2,353,224

CANADA - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cenovus Energy Inc.	60,000	1,046,837

Total Canada		1,046,837

FINLAND - 1.8%
Banks - 1.8%
Nordea Bank Abp	95,520	1,019,991

Total Finland		1,019,991

FRANCE - 13.6%
Aerospace & Defense - 2.2%
Safran SA	8,221	1,217,015

Chemicals - 2.2%
Air Liquide SA	7,585	1,269,649

Electronic Equipment, Instruments & Components - 2.2%
Schneider Electric SA	7,534	1,259,117

IT Consulting & Services - 2.0%
Cap Gemini	6,150	1,142,893

Personal Care Products - 2.2%
L'Oreal SA	2,750	1,228,823

Specialty Retail - 2.8%
LVMH Moet Hennessy Louis Vuiton SE	1,672	1,534,749

Total France		7,652,246

GERMANY - 11.9%
Diversified Telecommunication Services - 2.2%
Deutsche Telekom AG	52,000	1,260,085

Insurance - 1.8%
Allianz SE	4,418	1,019,838

Pharmaceuticals - 2.0%
Bayer AG	17,575	1,122,724

Semiconductors & Semiconductor Equipment - 2.6%
Infineon Technologies AG	36,000	1,478,354

Software - 2.3%
SAP SE	10,500	1,325,846

Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG	3,074	544,938

Total Germany		6,751,785

IRELAND - 2.5%
Construction Materials - 2.5%
CRH PLC	28,149	1,422,101

Total Ireland		1,422,101

ITALY - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Moncler SpA	9,372	647,341

Total Italy		647,341

JAPAN - 3.8%
Building Products - 1.8%
Daikin Industries Ltd.	5,783	1,037,508

Computers & Peripherals - 2.0%
Nidec Corp.	21,000	1,092,861

Total Japan		2,130,369

NETHERLANDS - 8.3%
Banks - 1.7%
ING Groep NV	80,661	957,881

Capital Markets - 2.0%
Euronext NV	14,500	1,110,341

Professional Services - 2.3%
Wolters Kluwer NV	10,096	1,274,490

Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV	2,000	1,362,902

Total Netherlands		4,705,614

NORWAY - 3.7%
Diversified Telecommunication Services - 2.1%
Telenor ASA	98,000	1,149,067

Oil, Gas & Consumable Fuels - 1.6%
Aker BP ASA	38,000	931,951

Total Norway		2,081,018

SPAIN - 1.9%
Machinery - 1.9%
Fluidra SA	60,250	1,061,826

Total Spain		1,061,826

SWEDEN - 2.4%
Hotels, Restaurants & Leisure - 2.4%
Evolution AB	10,348	1,386,409

Total Sweden		1,386,409

SWITZERLAND - 12.2%
Banks - 2.2%
Julius Baer Group Ltd.	18,000	1,229,552

Electronic Equipment, Instruments & Components - 2.1%
ABB Ltd.	33,939	1,167,553

Food Products - 1.9%
Nestle SA	8,600	1,048,603

Health Care Equipment & Supplies - 2.2%
Alcon, Inc.	17,850	1,267,127

Pharmaceuticals - 3.8%
Lonza Group AG	1,850	1,113,700
Roche Holding AG	3,850	1,100,109
		2,213,809

Total Switzerland		6,926,644

UNITED KINGDOM - 21.6%
Aerospace & Defense - 1.7%
BAE Systems Plc	80,000	967,686

Banks - 1.6%
Barclays PLC	500,000	899,948

Beverages - 2.2%
Diageo PLC	27,650	1,234,004

Commercial Services & Supplies - 2.3%
Rentokil Initial Plc	175,000	1,278,989

Hotels, Restaurants & Leisure - 4.3%
Compass Group PLC	48,000	1,206,307
InterContinental Hotels Group PLC	18,044	1,181,257
		2,387,564
Insurance - 1.6%
Prudential PLC	67,275	921,100

Oil, Gas & Consumable Fuels - 2.6%
Shell Plc	50,750	1,446,295

Personal Care Products - 2.3%
Unilever PLC	25,000	1,295,469

Specialty Retail - 1.1%
Burberry Group PLC	20,000	640,393

Trading Companies & Distributors - 1.9%
Ashtead Group PLC	17,501	1,074,642

Total United Kingdom		12,146,090

TOTAL COMMON STOCKS
(Cost $47,080,682)		51,331,495

PREFERRED STOCKS - 1.9%
Life Sciences Tools & Services - 1.9%
Sartorius AG	2,575	1,085,255

TOTAL PREFERRED STOCKS
(Cost $858,883)		1,085,255

SHORT-TERM INVESTMENTS - 6.8%
Money Market Funds - 6.8%
Fidelity Investments Money Market Government Portfolio - Class I, 4.71% (a)	512,886	512,886
MSILF Government Portfolio, 4.74% (a)	1,681,409	1,681,409
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.74% (a)	1,681,409	1,681,409
		3,875,704
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,875,704)		3,875,704

Total Investments - 99.5%		56,292,454
(Cost $51,815,269)
Other Assets in Excess of Liabilities - 0.5%		305,302
TOTAL NET ASSETS - 100.0%		$56,597,756

(a) The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM INTERNATIONAL EQUITY FUND
Sector Classification
March 31, 2023

Sectors:	% Net Assets

Industrials	18.4%
Financials	12.7%
Consumer Discretionary	12.7%
Health Care	12.1%
Information Technology	11.2%
Consumer Staples	8.6%
Money Market Funds	6.8%
Materials	6.7%
Energy	6.0%
Communication Services	4.3%
Other assets in excess of liabilities	0.5%

Country Breakdown (% of net assets)	Percent of net assets

United Kingdom	21.5%
Germany	13.9%
France	13.5%
Switzerland	12.2%
Netherlands	8.3%
United States	6.9%
Australia	4.2%
Japan	3.8%
Norway	3.7%
Ireland	2.5%
Sweden	2.5%
Spain	1.9%
Canada	1.9%
Finland	1.8%
Italy	1.1%
Other assets in excess of liabilities	0.4%

Fair Value Measurement Summary at March 31, 2023 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements. The
Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2023, the Fund's assets carried at fair value were classified as follows:

LKCM International Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,046,837	$50,284,658	$–	$51,331,495
Preferred Stocks	–	1,085,255	–	1,085,255
Short-Term Investments	3,875,704	–	–	3,875,704
Total Investments	$4,922,541	$51,369,913	$–	$56,292,454